SUPPLEMENTAL FINANCIAL INFORMATION - Operating expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTAL FINANCIAL INFORMATION
Operating expenses	$ (11,625)	$ (12,901)
Cost of goods sold-mineral concentrates
SUPPLEMENTAL FINANCIAL INFORMATION
Cost of goods and services sold	(444)	0
Operating Overheads: Mining, other development expense
SUPPLEMENTAL FINANCIAL INFORMATION
Cost of goods and services sold	(660)	(2,630)
Operating Overheads: Milling, conversion expense
SUPPLEMENTAL FINANCIAL INFORMATION
Cost of goods and services sold	(3,104)	(2,697)
Less absorption: Mineral properties
SUPPLEMENTAL FINANCIAL INFORMATION
Less absorption on cost of sales	68	46
Less absorption: Milling
SUPPLEMENTAL FINANCIAL INFORMATION
Less absorption on cost of sales	0	451
Cost of services-Closed Mines Services
SUPPLEMENTAL FINANCIAL INFORMATION
Cost of goods and services sold	(7,022)	(7,791)
Cost of goods and services sold
SUPPLEMENTAL FINANCIAL INFORMATION
Cost of goods and services sold	(11,162)	(12,621)
Reclamation asset amortization
SUPPLEMENTAL FINANCIAL INFORMATION
Operating expenses	(199)	(280)
Selling expenses
SUPPLEMENTAL FINANCIAL INFORMATION
Operating expenses	(48)	0
Sales royalties and non-income taxes
SUPPLEMENTAL FINANCIAL INFORMATION
Operating expenses	$ (216)	$ 0